Results for the year (Tables)	12 Months Ended
Dec. 31, 2017
Results for the year
Schedule of staff costs

	Year ended December 31
	2017	2016	2015
	USD '000	USD '000	USD '000
Wages and salaries	2,166	2,175	1,832
Social taxes and benefits	197	407	407
Share-based payment (Note 3.4)	7,082	14,288	13,541

Total	9,445	16,870	15,780

Staff costs are included in the statement of profit or loss as follows:
Research and development costs	5,712	9,230	6,779
General and administrative costs	3,733	7,640	9,001

Total	9,445	16,870	15,780

Compensation to senior management personnel of the Group
Short-term employee benefits	622	670	718
Severance benefits	117	—	—
Share-based payment(*)	223	3,290	5,500

Total compensation paid to key management personnel	962	3,960	6,218

(*)

The amount disclosed for the year ended December 31, 2017 includes the effect of the reversal of previously recognized share-based compensation of $5.3 million in connection with the termination of certain members of senior management.

Summary of the activity for equity awards in the form of options and warrants and the weighted average exercise price (WAEP):

	Share Options and Warrants Adjusted for the Share Split
	Key Management Personnel(*)	Employees and Consultants	Non- Employee Consultants	Total Awards	WAEP
	No. '000	No. '000	No. '000	No. '000
Outstanding at January 1, 2015	10,582	17,950	—	28,532	$0.50
Granted	1,783	5,284	4,996	12,063	$5.16
Expiring Awards	(3,337)	(9,821)	—	(13,158)	$0.10
Replacement Awards	4,229	9,420	—	13,649	$0.10
Additional Awards	1,474	2,143	—	3,617	$3.01
Exercised	—	(2,158)	—	(2,158)	$0.07

Outstanding at December 31, 2015	14,731	22,818	4,996	42,545	$2.04
Granted	1,783	5,743	—	7,526	$1.50
Expiring Awards	(891)	—	—	(891)	$0.08
Exercised	—	(1,300)	—	(1,300)	$0.09
Expired and forfeited	—	(985)	—	(985)	$0.35

Outstanding at December 31, 2016	15,623	26,276	4,996	46,895	$2.08
Granted	4,350	4,500	—	8,850	$2.08
Exercised	—	(401)	—	(401)	$0.12
Forfeited	(2,976)	(2,773)	—	(5,749)	$1.86
Effect of the Amendment and the June 2017 Award Adjustment	(12,801)	(22,603)	—	(35,404)	$1.33

Outstanding at December 31, 2017	4,196	4,999	4,996	14,191	$3.45

Exercisable at December 31, 2017	2,922	3,937	1,998	8,857

(*)	Includes current and former senior management and current and former members of the board of directors.

Summary of range of exercise prices

	Adjusted for the Share Split
Range of exercise prices (per share)	2017	2016	2015
	No. '000	No. '000	No. '000
$0.0016 to $0.12	7,625	17,878	20,069
$0.75 to $0.95	—	2,139	2,139
$1.26 to $1.80	179	4,635	—
$2.09 to $2.83	2,618	13,037	11,037
$3.05 to $3.77	674	6,708	6,802
$4.51 to $6.92	597	—	—
$14.13	2,498	2,498	2,498

Total	14,191	46,895	42,545

Summary of the inputs to the model used to value equity awards, including modifications of equity awards, as well as the average fair value per option or warrant awarded or modified

Year ended December 31, 2017
Dividend yield (%)	0
Expected volatility (%)	64 - 79
Risk-free interest rate (%)	(0.7) to 2.1
Expected life of the equity award (years)	0.5 to 7
Share price	2.04 USD to 2.74 USD
Exercise price	0.0016 USD to 6.92 USD
Model used	Black Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	10.90 USD

Year ended December 31, 2016
Dividend yield (%)	0
Expected volatility (%)	73 - 79
Risk-free interest rate (%)	(1.2) to 1.8
Expected life of the equity award (years)	4.0 to 5.0
Share price	1.64 USD to 2.20 USD
Exercise price	0.06 USD to 2.20 USD
Model used	Black Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	1.18 USD

Year ended December 31, 2015
Dividend yield (%)	0
Expected volatility (%)	69 - 76
Risk-free interest rate (%)	(0.1) to 1.7
Expected life of the equity award (years)	3.5 to 5.0
Share price	1.81 USD to 3.90 USD
Exercise price	0.06 USD to 3.69 USD
Model used	Black Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	1.31 USD

Summary of deferred share activity

	Deferred Shares Adjusted for the Share Split
	Key Management Personnel(*)	Employees and Consultants	Total Awards
	No. '000	No. '000	No. '000
Outstanding at January 1, 2015(a)	5,686	—	5,686
Granted	—	550	550
Vested and issued(a)	(1,422)	—	(1,422)

Outstanding at December 31, 2015	4,264	550	4,814
Granted	125	—	125
Transfer(b)	250	(250)	—
Vested and issued(a)	(1,422)	—	(1,422)

Outstanding at December 31, 2016	3,217	300	3,517
Granted	450	450	900
Forfeited(a)	(2,842)	—	(2,842)
Effect of the Amendment and the Deferred Share Adjustment	(419)	(456)	(875)

Outstanding at December 31, 2017(c)	406	294	700

Vested and unissued at December 31, 2017	127	107	234

(*)	Includes current and former senior management and current and former members of the board of directors.
(a)

During 2014, 5.7 million deferred shares were granted to the Company's Chief Financial Officer ("CFO"). The deferred shares vested annually over four years. The CFO was terminated during 2017 and 2.8 million unvested deferred shares were forfeited.

(b)	A consultant who was granted deferred shares in 2015 was a member of the Company's board of directors from May 6, 2016 to May 3, 2017. See Note 6.1.
(c)	At December 31, 2017, each deferred share has an exercise price of 0.01 DKK or $0.0016 based on the December 31, 2017 exchange rate.

Summary of share based compensation expense included within operating results

	Year Ended December 31,
	2017	2016	2015
	USD '000	USD '000	USD '000
Research and development costs	4,852	7,984	6,000
General and administrative costs	2,230	6,304	7,541

Total	7,082	14,288	13,541

Schedule of components of income tax benefit in statement of profit and loss

	Year Ended December 31,
	2017	2016	2015
	USD '000	USD '000	USD '000
Current income tax (expense) benefit	(244,288)	(79)	336
Deferred income tax (expense) benefit	(23,107)	21,282	—

Income tax (expense) benefit reported in the statement of profit and loss	(267,395)	21,203	336

Schedule of income tax (expense) benefit reconciliation

	2017	2016	2015
	USD '000	USD '000	USD '000
Income (loss) before tax	1,184,488	(54,539)	(37,340)

At the Company's statutory income tax rate(1)	(260,587)	11,999	8,775
Adjustments:
Non-deductible expenses for tax purposes	(1,780)	(3,100)	(1,032)
Effect of higher tax rate in Germany(2)	(4,980)	844	1,517
(Unrecognized) recognized deferred tax assets	(48)	11,460	(9,102)
Refundable tax credit	—	—	178

Income tax (expense) benefit reported in the statement of profit and loss	(267,395)	21,203	336

Effective tax rate	22.6%	38.9%	0.9%

(1)	The statutory Danish tax rates for 2017, 2016 and 2015 were 22%, 22% and 23.5% respectively.
(2)	The statutory German tax rates for 2017, 2016 and 2015 were 31.9%, 31.9% and 31.9% respectively.

Schedule of recognized and unrecognized deferred tax (liabilities) assets

         The recognized deferred tax (liabilities) assets at December 31, 2017 and 2016 are as follows:

	2017	2016
	USD '000	USD '000
Net operating loss carryforwards	—	31,999
Share-based payment	—	502
Acquired Patents (see below)	—	55,870
Payment Obligation (see below)	—	(65,181)
Other	(43)	(126)

Total deferred income tax (liability) benefit	(43)	23,064

         The unrecognized deferred tax assets at December 31, 2017 and 2016 are as follows:

	2017	2016
	USD '000	USD '000
Tax effect of tax loss carry forwards	4,726	4,139
Share-based payment(*)	2,304	4,876

Unrecognized deferred tax assets, net	7,030	9,015

(*)	The amount for 2016 has been revised to conform with the 2017 presentation.

Schedule of temporary difference

	Denmark			Germany
	2017	2016	2015	2017	2016	2015
	USD '000	USD '000	USD '00	USD '000	USD '000	USD '00
Unused tax losses	—	—	25,070	14,805	13,273	35,817
Deductible temporary differences regarding share-based payment(*).	10,474	22,163	24,961	—	—	—

(*)	The amounts for 2016 and 2015 have been revised to conform with the 2017 presentation.

Schedule of earning per share

	2017	2016	2015
	USD	USD	USD
		Revised	Revised
Net income (loss) attributable to ordinary shareholders of the Parent used for computing basic and diluted net income (loss) per share	917,093	(33,336)	(37,004)

Weighted average number of ordinary shares used for basic per share amounts	380,133	540,650	537,614
Dilutive effect of outstanding options, warrants and deferred shares	18,810	—	—

Weighted average number of ordinary shares used for diluted per share amounts	398,943	540,650	537,614

Net income (loss) per share basic	2.41	(0.06)	(0.07)

Net income (loss) per share diluted	2.30	(0.06)	(0.07)